Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Common Shares	Details of common shares as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
		(In Korean won and number of shares)
Number of authorized shares		40,000,000		40,000,000
Value per share	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000

Summary of Capital Surplus	Details of capital surplus as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,304	~~W~~	25,322
Other capital surplus		1,806		1,806
Total	~~W~~	27,110	~~W~~	27,128

Summary of Other Components of Equity	Details of other components of equity as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
		(In millions of Korean won)
Foreign currency translation adjustments	~~W~~	(1,045)	~~W~~	275

Summary of Retained Earnings	Details of retained earnings as of December 31, 2020 and 2019 are as follows:
	December 31, 2020		December 31, 2019
		(In millions of Korean won)
Unappropriated retained earnings	~~W~~	147,371	~~W~~	84,668